MORGAN STANLEY DEAN WITTER STRATEGIST FUND        TWO WORLD TRADE CENTER, NEW
LETTER TO THE SHAREHOLDERS JULY 31, 1998          YORK, NEW YORK 10048

DEAR SHAREHOLDER:

We are pleased to present Morgan Stanley Dean Witter Strategist Fund's annual report for the fiscal year ended July 31, 1998. This review covers the Fund's performance for the year, the investment decisions that led to those returns, and our outlook as we anticipate 1999.

FUND PERFORMANCE

Morgan Stanley Dean Witter Strategist Fund's Class B shares posted a total return of 12.77 percent for the fiscal year. Over this same period, Class A shares returned 13.48 percent, Class C shares 12.66 percent and Class D shares
13.80 percent. All figures compare favorably with the Lipper Flexible Portfolio Funds Index, which returned 11.77 percent for the same period. In fact, the Fund's Class B shares have outperformed the Lipper Index on a one-year, three-year and five-year basis.

The broad market, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned 19.28 percent for the Fund's fiscal year ended July 31, 1998. Our portfolio's beta is 0.66, which indicates that these returns have been achieved with considerably less volatility than that of the S&P 500. The Lehman Brothers Government/Corporate Bond Index returned 8.06 percent for this same period.

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from inception (October 31, 1988) through the fiscal year ended July 31, 1998, versus similar investments in the issues that comprise the S&P 500, the Lehman Brothers Government/Corporate Bond Index and the Lipper Index.

INVESTMENT ANALYSIS

During the preceding fiscal year, stocks and bonds continued to provide returns well in excess of cash equivalents, albeit with considerably higher volatility than in recent years: the equity market, as measured

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1998, CONTINUED

by the S&P 500, returned more than 19 percent and the 30-year U.S. government bond saw its valuation climb as yields declined from 6.78 percent to 5.72 percent.

However, these powerful results masked a very uncertain global economic environment -- one that was different from the "low inflation, low interest rate" setting that most countries had been enjoying since the early 1990s. As our fiscal year began July 1997, global currencies were shaken by the devaluation of the Thai baht (later followed by other devaluations) and the continued deterioration of the Japanese banking system. Fears further escalated as the "Asian flu" spread to other emerging market currencies such as Latin America and Russia. Many economists feared that spillover would jeopardize the U.S. bull market.

At that time, we carefully scrutinized our asset allocation target of 70 percent equities, 20 percent bonds and 10 percent cash in light of these international and domestic events. Our decision to maintain our above-average weightings in the U.S. equity market was based primarily on two critical factors that had led to the market's advance in previous years: low inflation and a stable monetary policy.
    - Asian countries, finding their rapid-growth economies slowing, would as a result need less oil, steel and other raw materials, thus prolonging a gradual decline in commodity prices around the world, which would be a disinflationary event for the United States.
    - With changes in the global financial environment, the Federal Reserve became concerned that higher interest rates could delay economic recovery in Asia. Thus, the situation in Asia would, after a period of absorption, further increase the life span of the U.S. economic advance, already the longest since the end of World War II, by forcing commodity prices lower and keeping the Fed on a stable course.

Our strategy of maintaining our allocation targets proved profitable for shareholders, and the combined effect of the overweighting in equities and our concentration on domestic, consumer-based companies translated into above-average returns.

LOOKING AHEAD

As we enter fiscal 1999, our general view continues to be constructive for stocks and bonds. We would caution shareholders that equity returns in this period are not expected to match or exceed those of the past three years. However, we believe that over the next five years the equity market should provide returns in excess of cash equivalents and inflation, based on moderate GDP growth, exports, and low to mid single-digit profit growth.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1998, CONTINUED

With the economic recovery maturing, profitability will be more difficult for many U.S. companies to achieve. For one, the technology spending needs associated with the year 2000 will affect many industries. Furthermore, in a low inflation, moderate growth environment, earnings growth becomes a much more critical ingredient in driving stock prices higher. Thus, slowing profit growth is likely to lead to more moderate stock market returns.

However, we expect bonds to provide more competitive returns over the course of the next five years than they have in recent years. In the United States, the elimination of the federal budget deficit has led to a surplus that may exceed $60 billion by year-end. Some have speculated that, barring a severe recession or a major spending binge by Congress, the federal surplus could balloon to $300 billion by 2005. As a result, bond yields could fall further, because fewer debt auctions would be needed to raise funds, and taxes could perhaps decline as the federal government determined that tax revenues exceeded needs. This downward pressure would keep interest rates in line and provide attractive returns for fixed-income investors.

Given these expectations and barring any changes in the economic backdrop, we intend to adjust our allocation more toward bonds and less toward equities over the next six months.

We appreciate your continued support and interest in Morgan Stanley Dean Witter Strategist Fund and look forward to serving your investment needs in the future.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FUND PERFORMANCE JULY 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000 -- CLASS B SHARES
           ($ in Thousands)

                                              Fund   S&P 500(4)   Lehman(5)  Lipper(6)
October-1988                               $10,000      $10,000     $10,000    $10,000
July-1989                                  $12,376      $12,736     $11,061    $11,405
July-1990                                  $13,267      $13,558     $11,750    $11,957
July-1991                                  $15,346      $15,290     $12,953    $13,550
July-1992                                  $17,169      $17,243     $14,978    $15,311
July-1993                                  $18,472      $18,745     $16,630    $16,902
July-1994                                  $19,125      $19,712     $16,609    $17,459
July-1995                                  $22,195      $24,844     $18,291    $20,337
July-1996                                  $24,741      $28,946     $19,261    $22,128
July-1997                                  $32,097      $44,016     $21,340    $28,518
July-1998                               $36,196(3)      $52,502     $23,061    $31,875

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                        AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------------------------------------
                 CLASS B SHARES**                                          CLASS A SHARES+
--------------------------------------------------      -----------------------------------------------------
1 Year                      12.77%(1)     7.77%(2)      1 Year                      13.48%(1)        7.53%(2)
5 Years                     14.40%(1)    14.17%(2)      Since Inception (7/28/97)   15.52%(1)        9.50%(2)
Since Inception
 (10/31/88)                 14.11%(1)    14.11%(2)

               CLASS C SHARES++                                     CLASS D SHARES++
-----------------------------------------------      -----------------------------------------------
1 Year                      12.66%(1)   11.66%(2)    1 Year                     13.80 (1)
Since Inception (7/28/97)   14.69%(1)   14.69%(2)    Since Inception (7/28/97)  15.84%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on July 31, 1998.
 (4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. Treasury securities and corporate and yankee bonds, with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (6) The Lipper Flexible Portfolio Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Fund objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
* For periods of less than one year, the Fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is
   5.00%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1998

 NUMBER OF
  SHARES                                                                                               VALUE
-----------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (70.8%)
             AEROSPACE & DEFENSE (3.1%)
    400,000  Cordant Technologies Inc............................................................  $   17,150,000
    500,000  General Motors Corp. (Class H)......................................................      21,312,500
    194,000  Honeywell, Inc......................................................................      16,259,625
                                                                                                   --------------
                                                                                                       54,722,125
                                                                                                   --------------
             ALUMINUM (1.0%)
    250,000  Aluminum Co. of America.............................................................      17,328,125
                                                                                                   --------------
             APPLIANCES & HOUSEHOLD DURABLES (0.7%)
    270,000  Maytag Corp.........................................................................      11,880,000
                                                                                                   --------------
             AUTOMOTIVE (2.6%)
    440,000  Chrysler Corp.......................................................................      26,042,500
    350,000  Ford Motor Co.......................................................................      19,928,125
                                                                                                   --------------
                                                                                                       45,970,625
                                                                                                   --------------
             BANKS - MONEY CENTER (1.8%)
    200,000  Chase Manhattan Corp................................................................      15,125,000
    102,000  Citicorp............................................................................      17,340,000
                                                                                                   --------------
                                                                                                       32,465,000
                                                                                                   --------------
             BANKS - REGIONAL (2.1%)
    220,000  NationsBank Corp....................................................................      17,545,000
     55,000  Wells Fargo & Co....................................................................      19,573,125
                                                                                                   --------------
                                                                                                       37,118,125
                                                                                                   --------------
             BEVERAGES - SOFT DRINKS (0.6%)
    277,800  PepsiCo, Inc........................................................................      10,782,112
                                                                                                   --------------
             BIOTECHNOLOGY (0.6%)
    450,000  BioChem Pharma, Inc. (Canada)*......................................................      10,771,875
      5,250  Clinichem Development Inc. (Canada)*................................................          28,219
                                                                                                   --------------
                                                                                                       10,800,094
                                                                                                   --------------
             CHEMICALS (2.9%)
    170,000  Dow Chemical Co.....................................................................      15,427,500
    220,000  Du Pont (E.I.) de Nemours & Co., Inc................................................      13,640,000
    170,000  Georgia Gulf Corp...................................................................       3,740,000
    330,000  Monsanto Co.........................................................................      18,686,250
                                                                                                   --------------
                                                                                                       51,493,750
                                                                                                   --------------
             COMMUNICATIONS EQUIPMENT (3.4%)
    150,000  Cisco Systems, Inc.*................................................................      14,362,500
    200,000  Lucent Technologies Inc.............................................................      18,487,500
    280,000  PMC - Sierra, Inc. (Canada)*........................................................      11,480,000

 NUMBER OF
  SHARES                                                                                               VALUE
-----------------------------------------------------------------------------------------------------------------
    210,000  Tellabs, Inc.*......................................................................  $   15,802,500
                                                                                                   --------------
                                                                                                       60,132,500
                                                                                                   --------------
             COMPUTER SOFTWARE (1.7%)
    150,000  Microsoft Corp.*....................................................................      16,490,625
    270,000  Network Associates, Inc.*...........................................................      12,858,750
                                                                                                   --------------
                                                                                                       29,349,375
                                                                                                   --------------
             COMPUTERS (3.2%)
    210,000  Dell Computer Corp.*................................................................      22,798,125
    350,000  Gateway 2000, Inc.*.................................................................      18,900,000
    300,000  Sun Microsystems, Inc.*.............................................................      14,156,250
                                                                                                   --------------
                                                                                                       55,854,375
                                                                                                   --------------
             CONSUMER PRODUCTS (0.9%)
  1,050,000  Oakley, Inc.*.......................................................................      15,290,625
                                                                                                   --------------
             ELECTRICAL EQUIPMENT (2.2%)
    258,000  Emerson Electric Co.................................................................      15,334,875
    258,000  General Electric Co.................................................................      23,042,625
                                                                                                   --------------
                                                                                                       38,377,500
                                                                                                   --------------
             ENTERTAINMENT (1.1%)
    550,000  Walt Disney Co......................................................................      18,940,625
                                                                                                   --------------
             FINANCIAL SERVICES (3.6%)
    188,000  American Express Co.................................................................      20,750,500
    290,000  Fannie Mae..........................................................................      17,980,000
    364,999  Travelers Group, Inc................................................................      24,454,933
                                                                                                   --------------
                                                                                                       63,185,433
                                                                                                   --------------
             FOODS (1.2%)
    363,000  Aurora Foods, Inc.*.................................................................       6,352,500
    250,000  General Mills, Inc..................................................................      15,484,375
                                                                                                   --------------
                                                                                                       21,836,875
                                                                                                   --------------
             HEALTHCARE - HMOS (1.3%)
    150,000  United Healthcare Corp..............................................................       8,475,000
    250,000  Wellpoint Health Networks, Inc.*....................................................      15,328,125
                                                                                                   --------------
                                                                                                       23,803,125
                                                                                                   --------------
             HOUSEHOLD PRODUCTS (2.1%)
    241,000  Colgate-Palmolive Co................................................................      22,277,438
    450,000  Rubbermaid, Inc.....................................................................      14,990,625
                                                                                                   --------------
                                                                                                       37,268,063
                                                                                                   --------------
             INSURANCE (5.4%)
    534,000  Ace, Ltd. (Bermuda).................................................................      19,591,125
    142,500  American International Group, Inc...................................................      21,490,781
    200,000  Chubb Corp..........................................................................      14,675,000
    320,000  Conseco, Inc........................................................................      13,440,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1998, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
-----------------------------------------------------------------------------------------------------------------
    350,000  Equitable Companies, Inc............................................................  $   26,271,875
                                                                                                   --------------
                                                                                                       95,468,781
                                                                                                   --------------
             INTERNET (1.3%)
    200,000  America Online, Inc.*...............................................................      23,400,000
                                                                                                   --------------
             MEDIA GROUP (2.4%)
    200,000  Clear Channel Communications, Inc.*.................................................      11,237,500
    637,000  MediaOne Group Inc.*................................................................      30,775,063
                                                                                                   --------------
                                                                                                       42,012,563
                                                                                                   --------------
             MEDICAL EQUIPMENT (0.7%)
    225,000  Perkin-Elmer Corp...................................................................      13,190,625
                                                                                                   --------------
             OIL - DOMESTIC (1.7%)
    260,000  Amerada Hess Corp...................................................................      13,178,750
    262,000  Atlantic Richfield Co...............................................................      17,750,500
                                                                                                   --------------
                                                                                                       30,929,250
                                                                                                   --------------
             OIL INTEGRATED - INTERNATIONAL (3.5%)
    190,000  Chevron Corp........................................................................      15,698,750
    240,000  Exxon Corp..........................................................................      16,830,000
    198,000  Mobil Corp..........................................................................      13,810,500
    260,000  Texaco, Inc.........................................................................      15,811,250
                                                                                                   --------------
                                                                                                       62,150,500
                                                                                                   --------------
             PAPER PRODUCTS (0.9%)
    380,000  Champion International Corp.........................................................      16,126,250
                                                                                                   --------------
             PHARMACEUTICALS (5.2%)
    320,000  Abbott Laboratories.................................................................      13,300,000
    416,800  American Home Products Corp.........................................................      21,465,200
    194,744  Johnson & Johnson...................................................................      15,043,974
    290,000  Lilly (Eli) & Co....................................................................      19,502,500
    300,000  Warner-Lambert Co...................................................................      22,668,750
                                                                                                   --------------
                                                                                                       91,980,424
                                                                                                   --------------
             POLLUTION CONTROL (0.9%)
    290,000  Waste Management, Inc.*.............................................................      15,986,250
                                                                                                   --------------
             RETAIL - DEPARTMENT STORES (1.7%)
  1,150,000  Kmart Corp.*........................................................................      18,759,375
    176,000  May Department Stores Co............................................................      11,297,000
                                                                                                   --------------
                                                                                                       30,056,375
                                                                                                   --------------
             RETAIL - SPECIALTY (4.8%)
    290,000  Bed Bath & Beyond, Inc.*............................................................      12,506,250
    350,000  Costco Companies, Inc.*.............................................................      19,862,500
    372,000  Home Depot, Inc.....................................................................      15,577,500

 NUMBER OF
  SHARES                                                                                               VALUE
-----------------------------------------------------------------------------------------------------------------
    200,000  Payless ShoeSource, Inc.*...........................................................  $   11,300,000
    930,000  Pier 1 Imports, Inc.................................................................      14,473,125
    320,000  Williams-Sonoma, Inc.*..............................................................      10,580,000
                                                                                                   --------------
                                                                                                       84,299,375
                                                                                                   --------------
             RETAIL - SPECIALTY APPAREL (1.5%)
    440,000  Gap, Inc. (The).....................................................................      26,235,000
                                                                                                   --------------
             SAVINGS & LOAN ASSOCIATIONS (1.6%)
    150,000  Golden West Financial Corp..........................................................      13,856,250
    360,000  Washington Mutual, Inc..............................................................      14,377,500
                                                                                                   --------------
                                                                                                       28,233,750
                                                                                                   --------------
             SEMICONDUCTORS (0.9%)
    200,000  Intel Corp..........................................................................      16,875,000
                                                                                                   --------------
             TELECOMMUNICATIONS - LONG DISTANCE (0.9%)
    400,000  Qwest Communications International, Inc.*...........................................      16,150,000
                                                                                                   --------------
             TOBACCO (1.0%)
    390,000  Philip Morris Companies, Inc........................................................      17,086,875
                                                                                                   --------------
             TRANSPORTATION - MISCELLANEOUS (0.3%)
    250,000  Airborne Freight Corp...............................................................       5,968,750
                                                                                                   --------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $798,814,487)......................................................   1,252,748,220
                                                                                                   --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             CORPORATE BONDS (10.4%)
             AEROSPACE & DEFENSE (0.3%)
$     4,000  Northrop-Grumman Corp.
               7.875% due 03/01/26...............................................................       4,458,360
                                                                                                   --------------
             AIRLINES (0.2%)
      3,000  Continental Airlines, Inc. (Series 981A)
               6.648% due 03/15/19...............................................................       3,048,840
                                                                                                   --------------
             APPAREL MANUFACTURER (0.1%)
      2,000  Fruit of the Loom, Inc.
               7.375% due 11/15/23...............................................................       1,882,100
                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1998, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------
             BANKS (2.5%)
$     4,000  BB&T Corp.
               6.375% due 06/30/05...............................................................  $    3,989,240
      4,000  BCI US Funding Trust I - 144A**+
               8.01% due 12/29/49................................................................       3,983,240
      6,900  Centura Capital Trust I - 144A**
               8.845% due 06/01/27...............................................................       7,703,919
      4,000  Compass Trust I (Series A)
               8.23% due 01/15/27................................................................       4,308,120
      4,000  NationsBank Corp.
               7.50% due 09/15/06................................................................       4,293,040
      5,000  North Fork Capital Trust I
               8.70% due 12/15/26................................................................       5,487,900
      7,043  St. Paul Bancorp, Inc.
               7.125% due 02/15/04...............................................................       7,255,346
      6,000  Wachovia Corp.
               6.25% due 08/04/08................................................................       5,969,400
      2,000  Wilmington Trust Corp.
               6.625% due 05/01/08...............................................................       2,027,720
                                                                                                   --------------
                                                                                                       45,017,925
                                                                                                   --------------
             BANKS - THRIFT INSTITUTIONS (0.2%)
      4,000  Long Island Savings Bank
               6.20% due 04/02/01................................................................       4,000,960
                                                                                                   --------------
             BROKERAGE (0.3%)
      6,000  Paine Webber Group, Inc.
               6.55% due 04/15/08................................................................       5,995,140
                                                                                                   --------------
             BUILDING MATERIALS (0.3%)
      4,800  Masco Corp.
               7.125% due 08/15/13...............................................................       5,100,864
                                                                                                   --------------
             CABLE & TELECOMMUNICATIONS (0.4%)
      5,000  Continental Cablevision, Inc.
               9.50% due 08/01/13................................................................       5,945,100
      1,000  Cox Communications, Inc.
               6.80% due 08/01/28................................................................         991,570
                                                                                                   --------------
                                                                                                        6,936,670
                                                                                                   --------------
             CHEMICALS (0.2%)
      4,000  Solutia, Inc.
               7.375% due 10/15/27...............................................................       4,069,880
                                                                                                   --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------
             COMPUTER SOFTWARE (0.1%)
$     1,000  Computer Associates International - 144A**
               6.375% due 04/15/05...............................................................  $      979,830
                                                                                                   --------------
             FINANCIAL SERVICES (0.8%)
      5,000  Advanta Corp.
               6.384% due 08/07/98...............................................................       4,999,050
      3,500  Advanta Corp.
               7.28% due 07/30/01................................................................       3,262,035
      4,900  MBNA Capital I (Series A)
               8.278% due 12/01/26...............................................................       5,155,535
                                                                                                   --------------
                                                                                                       13,416,620
                                                                                                   --------------
             INSURANCE (2.1%)
      5,000  Arkwright CSN Trust - 144A**
               9.625% due 08/15/26...............................................................       5,921,850
      4,000  Conseco, Inc.
               6.80% due 06/15/05................................................................       3,984,680
      4,000  Farmers Exchange Capital - 144A**
               7.20% due 07/15/48................................................................       3,910,520
      7,000  Markel Capital Trust I (Series B)
               8.71% due 01/01/46................................................................       7,590,170
      7,800  Orion Capital Trust I
               8.73% due 01/01/37................................................................       8,216,910
      4,000  Provident Companies Inc.
               7.00% due 07/15/18................................................................       3,942,160
      4,000  Terra Nova Ins (U.K.) Holdings Ltd.
               (United Kingdom)
               7.00% due 05/15/08................................................................       4,071,240
                                                                                                   --------------
                                                                                                       37,637,530
                                                                                                   --------------
             MANUFACTURING (0.3%)
      5,900  Tyco International Group SA (Luxembourg)
               6.375% due 06/15/05...............................................................       5,894,926
                                                                                                   --------------
             MEDIA GROUP (0.4%)
      6,000  News America Inc. - 144A**
               7.30% due 04/30/28................................................................       6,097,140
                                                                                                   --------------
             OIL (0.2%)
      4,000  Williams Companies, Inc.
               6.50% due 08/01/06................................................................       4,003,840
                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1998, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------
             OIL DRILLING (0.2%)
$     4,000  R & B Falcon Corp. - 144A**
               7.375% due 04/15/18...............................................................  $    3,949,800
                                                                                                   --------------
             RAILROADS (0.1%)
        983  Southern Pacific Co. (Series B)
               7.28% due 04/30/15................................................................       1,037,176
                                                                                                   --------------
             RETAIL (1.0%)
      4,000  Neiman Marcus Group Inc.
               7.125% due 06/01/28...............................................................       4,083,720
      4,000  Penny (J.C.) Co., Inc.
               7.625% due 03/01/97...............................................................       4,309,480
      5,000  Shopko Stores, Inc.
               9.00% due 11/15/04................................................................       5,584,800
      4,000  Tommy Hilfiger USA Inc.
               6.50% due 06/01/03................................................................       3,976,120
                                                                                                   --------------
                                                                                                       17,954,120
                                                                                                   --------------
             TELECOMMUNICATIONS (0.4%)
      2,000  GTE Corp.
               8.75% due 11/01/21................................................................       2,434,020
      4,000  GTE Corp.
               6.84% due 04/15/18................................................................       4,013,920
                                                                                                   --------------
                                                                                                        6,447,940
                                                                                                   --------------
             UTILITIES (0.3%)
      1,500  Texas Utilities Co. (Series A)
               6.20% due 10/01/02................................................................       1,513,770
      4,000  United Utilities Corp. (United Kingdom)
               6.875% due 08/15/28...............................................................       3,924,320
                                                                                                   --------------
                                                                                                        5,438,090
                                                                                                   --------------
             TOTAL CORPORATE BONDS
             (IDENTIFIED COST $180,548,230)......................................................     183,367,751
                                                                                                   --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------

             U.S. GOVERNMENT & AGENCY OBLIGATIONS (10.8%)
             Federal Home Loan Mortgage Corp.
$       198    8.50% due 07/01/02................................................................  $      200,099
         97    9.00% due 08/01/02................................................................          99,418
             Federal National Mortgage Assoc.
      4,000    5.75% due 04/15/03................................................................       3,997,880
      6,000    5.75% due 06/15/05................................................................       5,976,420
      6,000    5.75% due 02/15/08................................................................       5,939,400
             U.S. Treasury Bonds
      2,000    6.00% due 02/15/26................................................................       2,057,360
     15,800    6.125% due 11/15/27...............................................................      16,711,028
        900    6.375% due 08/15/27...............................................................         977,634
      2,300    6.625% due 02/15/27...............................................................       2,570,296
             U.S. Treasury Notes
     35,000    5.625% due 11/30/98...............................................................      35,034,300
      7,800    5.625% due 11/30/00...............................................................       7,821,372
      5,000    5.625% due 02/28/01...............................................................       5,015,900
      5,000    5.75% due 08/15/03................................................................       5,046,150
      5,000    5.875% due 02/28/99...............................................................       5,014,100
      3,000    5.875% due 11/30/01...............................................................       3,030,690
      5,000    6.00% due 08/15/99................................................................       5,024,300
      4,000    6.25% due 02/28/02................................................................       4,090,560
      6,900    6.25% due 02/15/03................................................................       7,090,026
      5,000    6.375% due 05/15/99...............................................................       5,033,400
     12,050    6.50% due 04/30/99................................................................      12,141,821
      3,000    6.50% due 05/15/05................................................................       3,158,520
      6,400    6.50% due 08/15/05................................................................       6,748,992
      5,000    6.75% due 04/30/00................................................................       5,100,700
      6,900    6.875% due 08/31/99...............................................................       6,997,773
     17,900    6.875% due 05/15/06...............................................................      19,338,265
      5,000    7.25% due 05/15/04................................................................       5,413,700
      4,000    7.25% due 08/15/04................................................................       4,344,120
      7,000    7.50% due 11/15/01................................................................       7,406,560
                                                                                                   --------------

             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (IDENTIFIED COST $190,867,391)......................................................     191,380,784
                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1998, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (a) (9.2%)
             U.S. GOVERNMENT AGENCIES
$   163,000  Federal Home Loan Mortgage Corp. 5.46%-5.56% due 08/03/98-08/06/98 (AMORTIZED COST
               $162,915,943).....................................................................  $  162,915,943
                                                                                                   --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,333,146,051) (b)....................................................  101.2 %   1,790,412,698

LIABILITIES IN EXCESS OF OTHER ASSETS...................................................   (1.2)      (20,826,353)
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,769,586,345
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
 + Floating rate security. Coupon rate shown is the rate in effect at July 31, 1998.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $473,218,673 and the aggregate gross unrealized depreciation is $15,952,026, resulting in net unrealized appreciation of $457,266,647.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $1,333,146,051)..........................................................  $1,790,412,698
Receivable for:
    Investments sold........................................................................       6,615,746
    Interest................................................................................       6,253,350
    Shares of beneficial interest sold......................................................       3,333,064
    Dividends...............................................................................         855,657
    Principal paydowns......................................................................           9,186
Prepaid expenses and other assets...........................................................          64,929
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,807,544,630
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      31,373,450
    Shares of beneficial interest repurchased...............................................       1,902,196
    Plan of distribution fee................................................................       1,235,905
    Investment management fee...............................................................         829,064
Payable to bank.............................................................................       2,410,966
Accrued expenses and other payables.........................................................         206,704
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      37,958,285
                                                                                              --------------
     NET ASSETS.............................................................................  $1,769,586,345
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,234,069,015
Net unrealized appreciation.................................................................     457,266,647
Accumulated undistributed net investment income.............................................       1,540,461
Accumulated undistributed net realized gain.................................................      76,710,222
                                                                                              --------------
     NET ASSETS.............................................................................  $1,769,586,345
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $34,890,754
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,724,469
     NET ASSET VALUE PER SHARE..............................................................          $20.23
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $21.35
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,659,037,380
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      82,006,594
     NET ASSET VALUE PER SHARE..............................................................          $20.23
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $7,861,271
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         389,377
     NET ASSET VALUE PER SHARE..............................................................          $20.19
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $67,796,940
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       3,348,286

     NET ASSET VALUE PER SHARE..............................................................          $20.25
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 1998

NET INVESTMENT INCOME:

INCOME
Interest......................................................................................  $ 32,670,814
Dividends (net of $46,474 foreign withholding tax)............................................    13,265,512
                                                                                                ------------

     TOTAL INCOME.............................................................................    45,936,326
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        47,227
Plan of distribution fee (Class B shares).....................................................    13,861,548
Plan of distribution fee (Class C shares).....................................................        35,673
Investment management fee.....................................................................     8,967,083
Transfer agent fees and expenses..............................................................     1,463,434
Registration fees.............................................................................       130,733
Shareholder reports and notices...............................................................       127,033
Custodian fees................................................................................       101,445
Professional fees.............................................................................        53,652
Trustees' fees and expenses...................................................................        11,948
Other.........................................................................................        20,170
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    24,819,946
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    21,116,380
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................    95,674,127
Net change in unrealized appreciation.........................................................    85,133,427
                                                                                                ------------

     NET GAIN.................................................................................   180,807,554
                                                                                                ------------

NET INCREASE..................................................................................  $201,923,934
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JULY 31, 1998   JULY 31, 1997*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $   21,116,380  $   32,078,185
Net realized gain...........................................................      95,674,127      52,266,640
Net change in unrealized appreciation.......................................      85,133,427     285,799,377
                                                                              --------------  --------------

     NET INCREASE...........................................................     201,923,934     370,144,202
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................        (449,337)       --
    Class B shares..........................................................     (25,042,434)    (28,975,735)
    Class C shares..........................................................         (58,652)       --
    Class D shares..........................................................      (1,476,955)       --
Net realized gain
    Class A shares..........................................................        (478,126)       --
    Class B shares..........................................................     (41,034,286)   (109,339,056)
    Class C shares..........................................................         (70,302)       --
    Class D shares..........................................................      (1,520,396)       --
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................     (70,130,488)   (138,314,791)
                                                                              --------------  --------------
Net increase from transactions in shares of beneficial interest.............      38,781,752     107,876,963
                                                                              --------------  --------------

     NET INCREASE...........................................................     170,575,198     339,706,374

NET ASSETS:
Beginning of period.........................................................   1,599,011,147   1,259,304,773
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,540,461 AND
    $7,448,690, RESPECTIVELY)...............................................  $1,769,586,345  $1,599,011,147
                                                                              --------------  --------------
                                                                              --------------  --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Strategist Fund (the "Fund"), formerly Dean Witter Strategist Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1998, CONTINUED

not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1998, CONTINUED

regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion. Effective May 1, 1998, the Agreement was amended to reduce the annual rate to 0.45% of the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1998, CONTINUED

November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $35,877,347 at July 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1998, CONTINUED

other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,336,873 and $3,852, respectively and received $74,116 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                          JULY 31, 1998                JULY 31, 1997+*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................    1,964,326   $   37,275,130         4,187   $     77,553
Reinvestment of dividends and distributions......................       34,015          615,503       --             --
Redeemed.........................................................     (278,059)      (5,243,404)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................    1,720,282       32,647,229         4,187         77,553
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   12,852,199      244,390,491    21,462,833    362,673,259
Reinvestment of dividends and distributions......................    3,284,472       59,496,655     7,689,886    125,001,968
Redeemed.........................................................  (16,298,694)    (309,691,698)  (22,487,425)  (380,152,637)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class B................................     (162,023)      (5,804,552)    6,665,294    107,522,590
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      415,839        8,032,474         6,103        112,493
Reinvestment of dividends and distributions......................        6,501          119,147       --             --
Redeemed.........................................................      (39,066)        (737,447)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................      383,274        7,414,174         6,103        112,493
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES...................................................
Sold.............................................................      767,555       14,341,533        10,440        195,743
Reinvestment of dividends and distributions......................      147,652        2,701,123       --             --
Redeemed.........................................................     (656,253)     (12,517,755)       (1,699)       (31,416)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................      258,954        4,524,901         8,741        164,327
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................    2,200,487   $   38,781,752     6,684,325   $107,876,963
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 +   On July 28, 1997, 3,080,591 shares representing $56,682,871 were transferred to Class D.
 * For Class A, C and D, for the period July 28, 1997 (issue date) through July 31, 1997.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1998, CONTINUED

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended July 31, 1998 aggregated $1,335,282,642 and $1,315,626,874, respectively. Included in the aforementioned are purchases and sales/maturities/ prepayments of U.S. Government securities of $335,930,461 and $260,039,507, respectively.

For the year ended July 31, 1998, the Fund incurred brokerage commissions with DWR of $69,060, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 1998, the Fund incurred brokerage commissions of $120,100 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund. At July 31, 1998, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co. Inc. of $2,432,000.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $23,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At July 31, 1998, the Fund had an accrued pension liability of $78,918 which is included in accrued expenses in the Statement of Assets and Liabilities.

6. FEDERAL INCOME TAX STATUS

At July 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. SUBSEQUENT EVENTS

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Strategist Series ("Retirement Strategist") pursuant to a plan of reorganization approved by shareholders of Retirement Strategist on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 897,233 Class D shares of the Fund at a net asset value of $18.60 per share for 1,340,444 shares of Retirement Strategist. The net assets of the Fund and

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1998, CONTINUED

Retirement Strategist immediately before the acquisition were $1,627,181,276 and $16,687,220, respectively, including unrealized appreciation of $2,135,461 for Retirement Strategist. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,643,868,496.

On August 19, 1998 the shareholders of Dean Witter Global Asset Allocation Fund ("Global") approved a reorganization plan (the "Plan") whereby Global would be merged into the Fund. Under the terms of the Plan, the assets of Global would be combined with the assets of the Fund and shareholders of Global would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Global. The merger is anticipated to close as of the close of business on or about September 18, 1998.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                      FOR THE YEAR ENDED JULY 31                                  OCTOBER 31, 1988*
                        ---------------------------------------------------------------------------------------        THROUGH
                        1998++    1997**++   1996      1995      1994      1993      1992      1991      1990       JULY 31, 1989
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
 beginning of
 period...............  $ 18.75   $ 16.02   $ 15.87   $ 14.43   $ 14.59   $ 14.39   $ 13.09   $ 11.65   $ 11.37        $ 9.45
                        -------   -------   -------   -------   -------   -------   -------   -------   -------        ------
Net investment
 income...............     0.24      0.39      0.30      0.34      0.30      0.26      0.27      0.27      0.23          0.38
Net realized and
 unrealized gain......     2.06      4.10      1.43      1.86      0.22      0.81      1.27      1.50      0.55          1.84
                        -------   -------   -------   -------   -------   -------   -------   -------   -------        ------
Total from investment
 operations...........     2.30      4.49      1.73      2.20      0.52      1.07      1.54      1.77      0.78          2.22
                        -------   -------   -------   -------   -------   -------   -------   -------   -------        ------
Less dividends and
 distributions from:
   Net investment
   income.............    (0.31)    (0.36)    (0.32)    (0.29)    (0.26)    (0.31)    (0.24)    (0.26)    (0.29)        (0.30)
   Net realized
   gain...............    (0.51)    (1.40)    (1.26)    (0.47)    (0.42)    (0.56)    --        (0.07)    (0.21)      --
                        -------   -------   -------   -------   -------   -------   -------   -------   -------        ------
Total dividends and
 distributions........    (0.82)    (1.76)    (1.58)    (0.76)    (0.68)    (0.87)    (0.24)    (0.33)    (0.50)        (0.30)
                        -------   -------   -------   -------   -------   -------   -------   -------   -------        ------
Net asset value, end
 of period............  $ 20.23   $ 18.75   $ 16.02   $ 15.87   $ 14.43   $ 14.59   $ 14.39   $ 13.09   $ 11.65        $11.37
                        -------   -------   -------   -------   -------   -------   -------   -------   -------        ------
                        -------   -------   -------   -------   -------   -------   -------   -------   -------        ------

TOTAL INVESTMENT
RETURN+...............    12.77%    29.73%    11.47%    16.05%     3.53%     7.59%    11.88%    15.67%     7.21%        23.76%(1)
RATIOS TO AVERAGE NET
ASSETS:
Expenses..............     1.54%     1.56%     1.58%     1.63%     1.62%     1.62%     1.63%     1.59%     1.53%         0.97%(2)(3)
Net investment
 income...............     1.24%     2.29%     1.88%     2.35%     2.03%     1.90%     2.19%     2.37%     2.39%         6.00%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of
 period, in
 millions.............  $ 1,659   $ 1,541   $ 1,259   $   878   $   806   $   783   $   441   $   238   $   196        $   48
Portfolio turnover
 rate.................       92%      158%      174%      179%       90%       98%       79%      140%      101%           70%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all its expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 1.48% and 5.48%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                         FOR THE PERIOD
                                       FOR THE YEAR     JULY 28, 1997 *
                                          ENDED             THROUGH
                                     JULY 31, 1998++    JULY 31, 1997++
------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period............................       $18.75            $ 18.40
                                          ------             ------
Net investment income..............         0.36               0.01
Net realized and unrealized gain...         2.06               0.34
                                          ------             ------
Total from investment operations...         2.42               0.35
                                          ------             ------
Less dividends and distributions
 from:
   Net investment income...........        (0.43)           --
   Net realized gain...............        (0.51)           --
                                          ------             ------
Total dividends and
 distributions.....................        (0.94)           --
                                          ------             ------
Net asset value, end of period.....       $20.23            $ 18.75
                                          ------             ------
                                          ------             ------
TOTAL INVESTMENT RETURN+...........        13.48%              1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         0.91%              0.92%(2)
Net investment income..............         1.85%              5.06%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................      $34,891                $79
Portfolio turnover rate............           92%               158%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period............................      $ 18.75            $ 18.40
                                          ------             ------
Net investment income..............         0.21               0.01
Net realized and unrealized gain...         2.06               0.34
                                          ------             ------
Total from investment operations...         2.27               0.35
                                          ------             ------
Less dividends and distributions
 from:
   Net investment income...........        (0.32)           --
   Net realized gain...............        (0.51)           --
                                          ------             ------
Total dividends and
 distributions.....................        (0.83)           --
                                          ------             ------
Net asset value, end of period.....      $ 20.19            $ 18.75
                                          ------             ------
                                          ------             ------
TOTAL INVESTMENT RETURN+...........        12.66%              1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         1.66%              1.67%(2)
Net investment income..............         1.08%              4.38%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................      $ 7,861               $114
Portfolio turnover rate............           92%               158%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                         FOR THE PERIOD
                                       FOR THE YEAR      JULY 28, 1997*
                                          ENDED             THROUGH
                                     JULY 31, 1998++    JULY 31, 1997++
------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................       $18.75            $ 18.40
                                          ------             ------

Net investment income..............         0.41               0.01

Net realized and unrealized gain...         2.06               0.34
                                          ------             ------

Total from investment operations...         2.47               0.35
                                          ------             ------

Less dividends and distributions
 from:
   Net investment income...........        (0.46)           --
   Net realized gain...............        (0.51)           --
                                          ------             ------

Total dividends and
 distributions.....................        (0.97)           --
                                          ------             ------

Net asset value, end of period.....       $20.25            $ 18.75
                                          ------             ------
                                          ------             ------

TOTAL INVESTMENT RETURN+...........        13.80%              1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         0.66%              0.67%(2)
Net investment income..............         2.12%              5.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................      $67,797            $57,938

Portfolio turnover rate............           92%               158%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER STRATEGIST FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Strategist Fund (the "Fund"), formerly Dean Witter Strategist Fund, at July 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
SEPTEMBER 11, 1998

                      1998 FEDERAL TAX NOTICE (UNAUDITED)
       During the year ended July 31, 1998, the Fund paid to its shareholders $0.50 per share from long-term capital gains. Of this $0.50 distribution, $0.17 is taxable as 28% rate gain and $0.33 is taxable as 20% rate gain. For such period, 48.67% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark A. Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
STRATEGIST FUND


[GRAPHIC]


ANNUAL REPORT
JULY 31, 1998